MATERIAL EVENTS DURING THE PERIOD (Details Narrative) $ / shares in Units, $ in Thousands							1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 19, 2024 USD ($) $ / shares shares	Apr. 11, 2024 $ / shares shares	Feb. 29, 2024 USD ($) shares	Feb. 24, 2024 USD ($)	Feb. 20, 2024 USD ($) $ / shares shares	Sep. 06, 2023 USD ($) shares	Jan. 31, 2024 shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2024 € / shares	Jun. 27, 2024 shares	Jun. 21, 2024 $ / shares shares	Mar. 31, 2024 shares	Dec. 31, 2023 € / shares	Mar. 07, 2023 shares	Jan. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Aggregate ordinary shares | shares							6,061,000
Number of shares issued | shares								36,341	1,237,751								1,000,000	864,000
Ordinary shares | € / shares												€ 1				€ 1
Gross proceeds | $										$ 182	$ 5,892
Commitment fees, rate								1.50%
Bridge loans | $								$ 1,836	1,739
Redeemable warrants | $								$ 186	$ 493
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares																	24,568,773
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares					161,662			42,573					11,699				160,227
Ordinary shares | $ / shares					$ 18			$ 0.165	$ 0.0022
Gross proceeds | $					$ 2,910
Ordinary price per share | $ / shares					$ 17.835
Beneficial ownership, rate					4.99%
Net proceeds | $					$ 2,690
Cash fee, rate					2.50%
Other expenses | $					$ 100
Ordinary shares, description					purchase up to $30 million of the Company’s ordinary shares, subject to the SPA’s terms. The Company may direct Alpha to purchase shares at its discretion after a three-month period, with a minimum purchase (“Put”) of $20 and a maximum of $833 in any 30-day period, subject to certain pricing conditions based on market price.
Ordinary shares, per share | $ / shares								$ 1.00
Zero Point Eighty And One Point Zero Zero [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares of market price, rate								90.00%
Zero Point Sixty And Zero Point Eighty [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares of market price, rate								85.00%
Zero Point Fourty And Zero Point Sixty [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares of market price, rate								80.00%
Zero Point Twenty And Zero Point Fouty [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares of market price, rate								75.00%
Zero Point Twenty [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares of market price, rate								50.00%
Letter Agreement [member]
IfrsStatementLineItems [Line Items]
Payment of fee | $			$ 200
Payment of cash | $			$ 423
Aggregate ordinary shares | shares			35,659
Warrant term	5 years
Number of shares issued | shares														3,333	35,659
Letter Agreement [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares														3,333
Warrants exercise price per share | $ / shares														$ 0.165
Letter Agreement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	3,333
Warrants exercise price per share | $ / shares	$ 0.165
Stock Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares, description								The SPA allows the Company to sell shares to Alpha through “Puts” with a mandatory minimum of $20 per Put and a maximum of $833 in any 30-day period. The share price depends on market conditions and is discounted based on specific price thresholds. Alpha’s obligation to purchase shares is subject to customary conditions, including owning no more than 4.99% of the Company’s shares at any given time. The SPA automatically terminates after 36 months or once Alpha has purchased $30 million in shares. The Company can terminate the agreement under certain conditions. Proceeds will primarily support working capital and general corporate purposes, with 50% of sales used to repay any outstanding debts owed to Alpha. The Company is continuing with additional capital raising and as described in note 9, post balance sheet date entered into additional funding agreements of $5.3 million along with securing $747 thousand and $194 in addition to restructuring of debt, into $800 and $500 in convertible and non convertible notes respectively.
Notional amount | $	$ 30,000							$ 30,000
Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares									2,619,377
Gross proceeds | $				$ 350		$ 2,358
Repayment of debt, rate				15.00%
Securities purchase agreement [member] | Alpha april note [Member]
IfrsStatementLineItems [Line Items]
Warrant term								5 years 6 months
Ordinary shares | $ / shares		$ 18,000
Repayment of debt, rate								50.00%
Securities purchase agreement [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Warrant term		5 years 6 months						5 years 6 months
Number of shares issued | shares		157,673
Ordinary shares | $ / shares		$ 11.775
Gross proceeds | $						$ 2,574
Securities purchase agreement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares						3,929,051